Share - Based Compensation	12 Months Ended
Jun. 30, 2013
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
Share-Based Incentive Plans
The 2011 Plan, which expires in 2016, provides for granting of SARs, stock options, stock awards, cash awards, and such other awards or combination thereof as the Executive Organization and Compensation Committee or the Corporate Governance Committee of the Board of Directors (the Committee) may determine to officers, other key associates and members of the Board of Directors. Grants are generally made by the Committee at regularly scheduled meetings. Compensation costs charged to expense under award programs paid (or to be paid) with shares (including SARs, stock options, performance shares, restricted stock, and RSUs) are summarized in the table below:

Year Ended June 30,	2013	2012	2011
SARs and options	$2,317	$2,058	$2,473
Performance shares	1,074	1,983	1,705
Restricted stock and RSUs	2,370	2,325	1,453
Total compensation costs under award programs	$5,761	$6,366	$5,631

Such amounts are included in SD&A in the accompanying statements of consolidated income. It has been the practice of the Company to issue shares from treasury to satisfy requirements of awards paid with shares.
The aggregate unrecognized compensation cost for share-based award programs paid (or with the potential to be paid) at June 30, 2013 are summarized in the table below:

Year Ended June 30,	2013	Expected Period of Recognition
SARs and options	$2,193	2.5
Performance shares	2,648	1.8
Restricted stock and RSUs	2,760	1.4
Total unrecognized compensation costs under award programs	$7,601	1.9

Cost of these programs will be recognized as expense over the weighted-average remaining vesting period of 1.9 years. The aggregate number of shares of common stock which may be awarded under the 2011 Plan is 2,000; shares available for future grants at June 30, 2013 were 1,648.
Stock Appreciation Rights and Stock Options
The weighted-average assumptions used for SARs and stock option grants issued in fiscal 2013, 2012 and 2011 are:

	2013	2012	2011
Expected life, in years	5.5	5.6	5.1
Risk free interest rate	0.9%	1.1%	1.6%
Dividend yield	2.5%	2.5%	2.5%
Volatility	43.3%	44.2%	46.2%
Per share fair value of SARs and stock options granted during the year	$13.11	$9.88	$9.78

The expected life is based upon historical exercise experience of the officers, other key associates and members of the Board of Directors. The risk free interest rate is based upon U.S. Treasury zero-coupon bonds with remaining terms equal to the expected life of the SARs and stock options. The assumed dividend yield has been estimated based upon the Company’s historical results and expectations for changes in dividends and stock prices. The volatility assumption is calculated based upon historical daily price observations of the Company’s common stock for a period equal to the expected life.
SARs are redeemable solely in Company common stock. The exercise price of stock option awards may be settled by the holder with cash or by tendering Company common stock.
A summary of SARs and stock options activity is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Exercise Price
(Share amounts in thousands)
Outstanding, beginning of year	1,228	$24.68
Granted	218	41.71
Exercised	(349)	22.22
Forfeited	(17)	31.56
Outstanding, end of year	1,080	$28.79
Exercisable at end of year	654	$25.47

The weighted-average remaining contractual terms for SARs and stock options outstanding and exercisable at June 30, 2013 were 6.3 and 5.0 years, respectively. The aggregate intrinsic values of SARs and stock options outstanding and exercisable at June 30, 2013 were $21,104 and $14,958, respectively. The aggregate intrinsic value of the SARs and stock options exercised during fiscal 2013, 2012 and 2011 was $7,135, $13,747 and $18,526, respectively.
The total fair value of shares vested during fiscal 2013, 2012 and 2011 was $2,135, $4,266 and $2,645, respectively.
Performance Shares
Performance shares are intended to provide incentives to achieve three-year goals. Performance shares pay out in shares of Applied stock at the end of a three-year period provided the Company achieves the established goals. The number of Applied shares payable will vary depending on the level of the goals achieved.
A summary of nonvested performance shares activity at June 30, 2013 is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	62	$28.80
Awarded	29	33.76
Forfeitures	(1)	25.07
Vested	—	—
Nonvested, end of year	90	$30.45

The Committee set three one-year goals for each of the 2013, 2012 and 2011 grants. Each fiscal year during the three-year term has its own separate goals, tied to the Company’s earnings before interest, tax, depreciation, and amortization (EBITDA) and after-tax return on assets (ROA). Achievement during any particular fiscal year is awarded and “banked” for payout at the end of the three-year term. Based upon the outstanding grants as of June 30, 2013, the maximum number of shares which could be earned in future periods was 70.
Restricted Stock and Restricted Stock Units
Restricted stock award recipients are entitled to receive dividends on, and have voting rights with respect to their respective shares, but are restricted from selling or transferring the shares prior to vesting. Restricted stock awards vest over periods of one to four years. RSUs are grants valued in shares of Applied stock, but shares are not issued until the grants vest three years from the award date, assuming continued employment with Applied. Applied pays dividend equivalents on RSUs on a current basis.
A summary of the status of the Company’s nonvested restricted stock and RSUs at June 30, 2013 is presented below:

Year Ended June 30, 2013	Shares	Weighted-Average Grant-Date Fair Value
(Share amounts in thousands)
Nonvested, beginning of year	251	$28.50
Granted	41	42.05
Forfeitures	(9)	30.34
Vested	(105)	26.09
Nonvested, end of year	178	$32.96

Performance Grants
Prior to the establishment of the performance shares as incentive compensation, performance grants were used to reward performance. All performance periods had expired by June 30, 2011. During fiscal 2011, the Company recorded $1,020 of compensation expense for achievement relative to the total shareholder return-based goals of the Company’s performance grants.